UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (516) 390-5565

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS	MARCH 31, 2012 (UNAUDITED)

	Shares	Market Value

Common Stocks 95.23%

Apartments (REITs) 21.17%
Apartment Investment & Management Co., Class A	75,000	$1,980,750
Associated Estates Realty Corp.	200,372	3,274,079
BRE Properties, Inc.	40,000	2,022,000
Camden Property Trust	40,000	2,630,000
Colonial Properties Trust	45,000	977,850
Equity Residential	140,000	8,766,800
Essex Property Trust, Inc.	10,000	1,515,100
Home Properties, Inc.	41,000	2,501,410
Mid-America Apartment Communities, Inc.	45,000	3,016,350
UDR, Inc.	146,091	3,902,091
		30,586,430

Diversified (REITs) 13.10%
Coresite Realty Corp.	25,000	589,750
Digital Realty Trust, Inc.	75,000	5,547,750
DuPont Fabros Technology, Inc.	160,000	3,912,000
Lexington Realty Trust	50,000	449,500
Vornado Realty Trust	100,000	8,420,000
		18,919,000

Health Care (REITs) 10.28%
HCP, Inc.	190,000	7,497,400
Health Care REIT, Inc.	29,300	1,610,328
Healthcare Realty Trust, Inc.	84,994	1,869,868
National Health Investors, Inc.	50,200	2,448,756
Ventas, Inc.	25,000	1,427,500
		14,853,852

Hotels (REITs) 9.33%
Ashford Hospitality Trust, Inc.	167,520	1,509,355
Chesapeake Lodging Trust	24,300	436,671
DiamondRock Hospitality Co.	95,103	978,610
FelCor Lodging Trust, Inc.*	763,777	2,749,597
Hersha Hospitality Trust	162,400	886,704
Host Hotels & Resorts, Inc.	275,000	4,515,500
LaSalle Hotel Properties	30,000	844,200
Strategic Hotels & Resorts, Inc.*	125,000	822,500
Sunstone Hotel Investors, Inc.*	75,000	730,500
		13,473,637

Industrial (REITs) 3.56%
First Industrial Realty Trust, Inc.*	30,000	370,500
First Potomac Realty Trust	30,000	362,700
ProLogis, Inc.	122,600	4,416,052
		5,149,252

See accompanying notes to Schedules of Investments.

REAL ESTATE INCOME AND GROWTH FUND	1

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Shares	Market Value

Manufactured Homes (REITs) 1.91%
Sun Communities, Inc.	63,800	$2,764,454

Net Lease (REITs) 0.75%
National Retail Properties, Inc.	39,700	1,079,443

Office Space (REITs) 9.11%
BioMed Realty Trust, Inc.	110,000	2,087,800
Boston Properties, Inc.	75,000	7,874,250
Hudson Pacific Properties, Inc.	20,000	302,600
Mack-Cali Realty Corp.	20,000	576,400
SL Green Realty Corp.	30,000	2,326,500
		13,167,550

Regional Malls (REITs) 16.68%
CBL & Associates Properties, Inc.	100,000	1,892,000
Glimcher Realty Trust	50,000	511,000
Macerich Co. (The)	50,000	2,887,500
Pennsylvania Real Estate Investment Trust	35,344	539,703
Simon Property Group, Inc.	100,000	14,568,000
Tanger Factory Outlet Centers, Inc.	50,858	1,512,008
Taubman Centers, Inc.	30,000	2,188,500
		24,098,711

Shopping Centers (REITs) 7.25%
DDR Corp.	113,000	1,649,800
Equity One, Inc.	30,000	606,600
Federal Realty Investment Trust	25,000	2,419,750
Kimco Realty Corp.	200,000	3,852,000
Regency Centers Corp.	20,000	889,600
Weingarten Realty Investors	40,000	1,057,200
		10,474,950

Storage (REITs) 2.09%
CubeSmart	40,000	476,000
Sovran Self Storage, Inc.	51,027	2,542,675
		3,018,675
Total Common Stocks (Cost $94,580,919)		137,585,954

2	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Shares	Market Value

Preferred Stocks 3.11%

Diversified (REITs) 0.94%
Dupont Fabros Technology, Inc. Series B 7.63%	7,800	$198,510
Vornado Realty Trust Series H 6.75%	46,000	1,164,720
		1,363,230

Hotels (REITs) 2.17%
Ashford Hospitality Trust, Inc. Series E 9.00%	20,000	508,000
FelCor Lodging Trust, Inc. Series C 8.00%	30,000	762,000
Hersha Hospitality Trust Series B 8.00%	3,000	74,190
Pebblebrook Hotel Trust Series B 8.00%	40,000	998,400
Sunstone Hotel Investors, Inc. Series D 8.00%	31,934	787,493
		3,130,083
Total Preferred Stocks (Cost $4,112,794)		4,493,313

Total Investments — 98.34% (Cost $98,693,713)		$142,079,267
Cash and Other Assets Net of Liabilities — 1.66%		2,403,013
NET ASSETS — 100.00%		$144,482,280

REITs - Real Estate Investment Trusts

*	Non-income producing security.

REAL ESTATE INCOME AND GROWTH FUND	3

SCHEDULE OF INVESTMENTS	MARCH 31, 2012 (UNAUDITED)

	Shares	Market Value

Common Stocks 98.04%

Consumer Discretionary 9.96%
Bed Bath & Beyond, Inc.*	4,500	$295,965
Ford Motor Co.	2,500	31,225
Home Depot, Inc. (The)	20,000	1,006,200
McDonald’s Corp.	9,380	920,178
NIKE, Inc., Class B	10,700	1,160,308
Royal Caribbean Cruises, Ltd.	3,500	103,005
Time Warner, Inc.	11,100	419,025
Walt Disney Co. (The)	24,100	1,055,098
Wyndham Worldwide Corp.	11,000	511,610
		5,502,614

Consumer Staples 13.28%
Altria Group, Inc.	31,200	963,144
Coca-Cola Co. (The)	5,000	370,050
Estee Lauder Cos., Inc. (The), Class A	14,900	922,906
Hershey Co. (The)	3,500	214,655
Kimberly-Clark Corp.	3,200	236,448
Kraft Foods, Inc., Class A	16,500	627,165
PepsiCo, Inc.	13,250	879,138
Philip Morris International, Inc.	15,249	1,351,214
Procter & Gamble Co. (The)	9,900	665,379
PVH Corp.	8,000	714,640
Wal-Mart Stores, Inc.	6,424	393,149
		7,337,888

Energy 8.39%
Chevron Corp.	3,500	375,340
ConocoPhillips	13,700	1,041,337
Devon Energy Corp.	3,850	273,812
Exxon Mobil Corp.	16,050	1,392,017
Halliburton Co.	5,000	165,950
Helmerich & Payne, Inc.	7,000	377,650
Schlumberger, Ltd.	12,575	879,370
Suncor Energy, Inc.	4,000	130,800
		4,636,276

Financials 14.82%
American Express Co.	10,000	578,600
American Tower Corp. REIT	2,950	185,909
Bank of America Corp.	39,100	374,187
Citigroup, Inc.	14,500	529,975
Equity Residential REIT	9,700	607,414
Goldman Sachs Group, Inc. (The)	4,615	573,968
Hartford Financial Services Group, Inc.	7,500	158,100
JPMorgan Chase & Co.	22,927	1,054,183
Kimco Realty Corp. REIT	11,890	229,001
MetLife, Inc.	6,875	256,781
Principal Financial Group, Inc.	7,000	206,570

See accompanying notes to Schedules of Investments.

4	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
ProLogis, Inc. REIT	7,588	$273,320
Royal Bank of Canada	4,200	243,810
Simon Property Group, Inc. REIT	7,159	1,042,923
Starwood Property Trust, Inc. REIT	11,700	245,934
Vornado Realty Trust REIT	7,300	614,660
Wells Fargo & Co.	29,686	1,013,480
		8,188,815

Health Care 10.56%
Allergan, Inc.	2,580	246,209
Bristol-Myers Squibb Co.	10,000	337,500
Covidien PLC	9,500	519,460
Johnson & Johnson	12,710	838,352
McKesson Corp.	6,000	526,620
Medco Health Solutions, Inc.*	5,764	405,209
Merck & Co., Inc.	17,600	675,840
Pfizer, Inc.	28,300	641,278
UnitedHealth Group, Inc.	15,800	931,252
Watson Pharmaceuticals, Inc.*	6,150	412,419
WellPoint, Inc.	4,080	301,104
		5,835,243

Industrials 11.99%
3M Co.	9,350	834,114
Boeing Co.	11,130	827,738
Caterpillar, Inc.	11,000	1,171,720
CSX Corp.	42,750	919,980
Dover Corp.	7,198	453,042
General Electric Co.	60,381	1,211,847
Tyco International, Ltd.	7,700	432,586
United Parcel Service, Inc., Class B	8,226	664,003
United Technologies Corp.	1,300	107,822
		6,622,852

Information Technology 19.34%
Adobe Systems, Inc.*	4,200	144,102
Apple, Inc.*	5,000	2,997,350
Cisco Systems, Inc.	18,500	391,275
Cognizant Technology Solutions Corp., Class A*	6,250	480,937
EMC Corp.*	28,300	845,604
Intel Corp.	26,400	742,104
International Business Machines Corp.	9,358	1,952,547
Microsoft Corp.	25,550	823,987
Oracle Corp.	30,800	898,128
QUALCOMM, Inc.	7,500	510,150
Texas Instruments, Inc.	14,925	501,629
Visa, Inc., Class A	3,350	395,300
		10,683,113

LARGE CAP VALUE FUND	5

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Shares	Market Value

Materials 3.80%
Alcoa, Inc.	5,000	$50,100
Dow Chemical Co. (The)	8,650	299,636
Du Pont (E.I.) de Nemours & Co.	13,500	714,150
Eastman Chemical Co.	1,000	51,690
Newmont Mining Corp.	8,000	410,160
Nucor Corp.	4,050	173,947
Packaging Corp. of America	13,380	395,914
		2,095,597

Telecommunication Services 3.66%
AT&T, Inc.	31,350	979,061
Verizon Communications, Inc.	24,940	953,456
Windstream Corp.	7,500	87,825
		2,020,342

Utilities 2.24%
Consolidated Edison, Inc.	11,200	654,304
Wisconsin Energy Corp.	16,600	583,988
		1,238,292
Total Common Stocks (Cost $39,280,542)		54,161,032

Preferred Stocks 1.41%

Financials 0.90%
Aegon NV 8.00%	3,000	78,420
General Electric Capital Corp. 6.05%	5,711	144,545
Goldman Sachs Group, Inc. (The) 6.13%	2,000	50,600
Public Storage REIT Series R 6.35%	2,000	53,940
Public Storage REIT Series T 5.75%	2,500	62,625
Vornado Realty Trust REIT Series J 6.88%	4,000	107,800
		497,930

Telecommunication Services 0.46%
Telephone & Data Systems, Inc. 7.00%	4,000	104,840
United States Cellular Corp. 6.95%	5,742	149,751
		254,591

Utilities 0.05%
NextEra Energy Capital Holdings, Inc. Series G 5.70%	1,000	25,125
Total Preferred Stocks (Cost $747,549)		777,646

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

Total Investments — 99.45% (Cost $40,028,091)	$54,938,678
Cash and Other Assets Net of Liabilities — 0.55%	305,861
NET ASSETS — 100.00%	$55,244,539

REIT - Real Estate Investment Trust

*	Non-income producing security.

LARGE CAP VALUE FUND	7

SCHEDULE OF INVESTMENTS	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Municipal Bonds 99.56%

Alabama 0.18%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, (OID), 5.75%, 02/01/19	$100,000	$102,311
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100 (OID), 6.75%, 02/01/29	100,000	101,403
		203,714

Alaska 0.37%
Northern TOB Securitization Corp., Refunding Revenue Bonds, Series A, Callable 06/01/14 @ 100 (OID), 5.00%, 06/01/32	500,000	421,800

Arizona 1.00%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Series D, Callable 07/01/19 @ 100 (OID), 5.00%, 07/01/28	100,000	106,876
Northern Arizona University, University & College Improvements Revenue Bonds, Callable 06/01/21 @ 100, 5.00%, 06/01/36	250,000	265,453
Pima County Industrial Development Authority, Refunding Revenue Bonds, Series O, Callable 07/01/16 @ 100, 5.00%, 07/01/26	745,000	659,876
State of Arizona, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100 (AGM), 5.00%, 07/01/28	100,000	108,606
		1,140,811

California 5.37%
Bay Area Toll Authority, Highway Improvements Revenue Bonds, Callable 10/01/20 @ 100, 5.00%, 10/01/27	250,000	276,760
California Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 10/01/21 @ 100 (OID), 6.13%, 10/01/30	250,000	298,595
City of Turlock, Hospital Improvements, Certificate of Participation, Callable 10/15/14 @ 100 (OID), 5.38%, 10/15/34	250,000	239,453
City of Turlock, Hospital Improvements, Certificate of Participation, Series B, Callable 10/15/17 @ 100, 5.50%, 10/15/37	250,000	237,517
Cloverdale Unified School District, School Improvements, General Obligation Unlimited, Series A, Callable 08/01/21 @ 100, (AGM) (OID), 5.50%, 08/01/38	250,000	268,457

See accompanying notes to Schedules of Investments.

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	$250,000	$279,480
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100 (OID), 5.25%, 08/01/26	50,000	52,633
Golden State Tobacco Securitization Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/17 @ 100, 5.75%, 06/01/47	30,000	22,990
Huntington Beach Public Financing Authority, Public Improvements Revenue Bonds, Callable 09/01/21 @ 100 (OID), 4.50%, 09/01/31	250,000	260,310
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100, 5.00%, 11/01/25	250,000	277,565
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100 (OID), 5.25%, 11/01/30	250,000	275,925
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, 6.00%, 04/01/35	500,000	569,945
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100 (OID), 6.00%, 04/01/38	100,000	113,923
State of California, Refunding Bonds, General Obligation Unlimited, Callable 02/01/22 @ 100, 4.38%, 02/01/38	500,000	487,500
State of California, Refunding Bonds, General Obligation Unlimited, Callable 02/01/22 @ 100 (OID), 4.00%, 02/01/32	500,000	497,265
State of California, Refunding Bonds, General Obligation Unlimited, Callable 10/01/19 @ 100, 5.00%, 10/01/29	250,000	268,053
State of California, Refunding Notes, General Obligation Unlimited, Callable 06/01/17 @ 100, 5.00%, 06/01/32	500,000	531,935
State of California, Refunding Notes, General Obligation Unlimited, Callable 08/01/18 @ 100 (OID), 5.00%, 08/01/34	500,000	521,990
University of California, University & College Improvements Revenue Bonds, Series A, Callable 05/15/15 @ 101, (BHAC-CR) (MBIA) (OID), 4.50%, 05/15/47	475,000	484,633
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100 (OID), 5.00%, 08/01/20	20,000	23,095

HIGH YIELD TAX FREE BOND FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100 (OID), 5.25%, 08/01/28	$140,000	$154,182
		6,142,206

Colorado 1.06%
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.25%, 12/01/28	250,000	293,507
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.63%, 12/01/40	250,000	286,517
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	110,985
Montrose Memorial Hospital, Hospital Improvements Revenue Bonds, Callable 12/01/13 @ 102 (OID), 6.00%, 12/01/33	500,000	516,825
		1,207,834

Connecticut 2.21%
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100 (GO OF AUTH), 4.90%, 11/15/36	450,000	469,818
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series B-2, Callable 05/15/21 @ 100 (GO OF AUTH), 5.00%, 11/15/41	190,000	198,185
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series E-2, Callable 05/15/21 @ 100, (GO OF AUTH) (OID), 4.63%, 11/15/41	250,000	256,443
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries D-1, Callable 05/15/20 @ 100 (GO OF AUTH), 4.38%, 11/15/31	100,000	101,602
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100 (GO OF AUTH), 4.88%, 11/15/46	100,000	102,658
Connecticut Housing Finance Authority, State Multi-Family Housing Revenue Bonds, Subseries F-1, Callable 05/15/21 @ 100, 4.63%, 11/15/41	215,000	220,377
Connecticut State Health & Educational Facility Authority, Hospital Improvements Revenue Bonds, Series A, Callable 07/01/21 @100, 5.00%, 07/01/32	285,000	303,870

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Connecticut (cont.)
Connecticut State Health & Educational Facility Authority, Private Primary Schools Revenue Bonds, Series C, Callable 07/01/22 @ 100, 4.00%, 07/01/33	$100,000	$99,287
Connecticut State Health & Educational Facility Authority, Refunding Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	108,123
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	260,587
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Series O, Callable 07/01/20 @ 100 (OID), 4.75%, 07/01/30	100,000	105,575
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Series O, Callable 07/01/20 @ 100 (OID), 5.00%, 07/01/40	125,000	131,010
State of Connecticut Special Tax Revenue, Refunding Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	120,212
University of Connecticut, University & College Improvements Revenue Bonds, Series A, Callable 02/15/20 @ 100 (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	56,995
		2,534,742

District of Columbia 0.75%
District of Columbia Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Callable 12/01/21 @ 100 (Fannie Mae), 4.90%, 06/01/40	280,000	287,134
District of Columbia, Hospital Improvements Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101 (FSA), 5.45%, 07/15/35	530,000	566,649
		853,783

Florida 4.94%
Citizens Property Insurance Corp. Miscellaneous Purposes Revenue Bonds, Series A-1, 4.75%, 06/01/20	150,000	162,204
City of Jacksonville, Public Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 4.75%, 10/01/34	200,000	214,442
City of Miami Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100 (OID), 5.35%, 10/01/39	500,000	534,970
City of Miami, Parking Facility Improvements Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	111,703

HIGH YIELD TAX FREE BOND FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
City of Miami, Parking Facility Improvements Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	$125,000	$131,916
County of Miami-Dade Aviation Revenue, Port, Airport & Marina Improvements Revenue Bonds, Series A, Callable 10/01/20 @ 100 (OID), 5.25%, 10/01/30	150,000	162,937
County of Miami-Dade, Hospital Improvements Revenue Bonds, Callable 06/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 06/01/39	110,000	116,601
County of Miami-Dade, Public Improvements, General Obligation Unlimited, Series B1, Callable 07/01/18 @ 100 (OID), 5.63%, 07/01/38	250,000	278,800
County of Miami-Dade, Recreational Facility Improvements Revenue Bonds, Series C, Callable 10/01/19 @ 100, (Assured Guaranty) (OID), 5.38%, 10/01/28	250,000	274,437
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, 5.00%, 08/15/14	100,000	106,891
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/20 @ 100 (OID), 5.50%, 08/15/24	250,000	267,610
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/20 @ 100 (OID), 5.75%, 08/15/29	125,000	132,124
Florida Gulf Coast University Financing Corp., University & College Improvements Revenue Bonds, Series A, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	106,602
Florida Gulf Coast University Financing Corp., University & College Improvements Revenue Bonds, Series A, Callable 02/01/21 @ 100 (OID), 5.50%, 02/01/34	100,000	107,512
Florida Higher Educational Facilities Financial Authority, Refunding Revenue Bonds, Callable 04/01/21 @ 100 (OID), 6.00%, 04/01/26	100,000	109,674
Florida Housing Finance Corp., State Single-Family Housing Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 5.00%, 07/01/39	105,000	109,200
Florida Municipal Loan Council, Water Utility Improvements Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	108,967
Florida Municipal Loan Council, Water Utility Improvements Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	110,255

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
FSU Financial Assistance, Inc., Refunding Revenue Bonds, Series A, Callable 10/01/22 @ 100, 5.00%, 10/01/30	$500,000	$537,615
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	223,744
Hillsborough County Industrial Development Authority, School Improvements Revenue Bonds, Series A, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	222,675
JEA Water & Sewer System Revenue, Refunding Revenue Bonds, Series A, Callable 04/01/21 @ 100 (OID), 4.25%, 10/01/41	150,000	147,765
Miami-Dade County Educational Facilities Authority, University & College Improvements Revenue Bonds, Series B, (AMBAC) (GO OF UNIV), 5.25%, 04/01/31	250,000	284,825
North Sumter County Utility Dependent District, Water & Utility Improvements Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	425,344
Orange County Health Facilities Authority, Hospital Improvements Revenue Bonds, 5.25%, 10/01/19	160,000	183,301
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	50,596
State of Florida, School Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 101 (OID), 5.25%, 07/01/24	380,000	428,929
		5,651,639

Georgia 2.11%
Albany-Dougherty Inner City Authority, University & College Improvements Revenue Bonds, Callable 07/01/20 @ 100 (Assured Guaranty), 5.00%, 07/01/35	250,000	263,975
Albany-Dougherty Payroll Development Authority, University & College Improvements Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	925,000	1,017,704
City of Atlanta Water & Wastewater Revenue, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	272,777
Coffee County Hospital Authority, Refunding Revenue Bonds, Callable 12/01/14 @ 100, 5.00%, 12/01/19	250,000	247,945
Fulton County Development Authority, Refunding Revenue Bonds, Series A, 5.00%, 10/01/22	150,000	177,871

HIGH YIELD TAX FREE BOND FUND	13

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Georgia (cont.)
Fulton County Development Authority, Refunding Revenue Bonds, Series A, Callable 10/01/22 @ 100 (OID), 4.25%, 10/01/37	$100,000	$98,468
Fulton County Development Authority, University & College Improvements Revenue Bonds, Callable 04/01/21 @ 100 (OID), 5.75%, 10/01/31	50,000	55,635
Fulton County Development Authority, University & College Improvements Revenue Bonds, Callable 04/01/21 @ 100 (OID), 5.75%, 10/01/41	250,000	278,175
		2,412,550

Hawaii 0.04%
Hawaii Pacific Health, Hospital Improvements Revenue Bonds, Series B, Callable 07/01/20 @ 100 (OID), 5.75%, 07/01/40	40,000	42,474

Illinois 1.78%
City of Chicago, Local Multi-Family Housing Revenue Bonds, Callable 08/01/20 @ 100 (Freddie Mac), 4.75%, 02/01/31	250,000	259,385
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/18 @ 100, (Assured Guaranty) (OID), 5.25%, 08/15/47	250,000	256,920
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/21 @ 100 (OID), 5.88%, 08/15/34	100,000	108,970
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 5.50%, 08/15/24	215,000	237,941
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 6.00%, 08/15/38	175,000	192,092
Illinois Finance Authority, University & College Improvements Revenue Bonds, Series A, Callable 10/01/21 @ 100, 4.00%, 10/01/33	300,000	307,875
Railsplitter Tobacco Settlement Authority, Public Improvements Revenue Bonds (OID), 5.13%, 06/01/19	250,000	283,813
Railsplitter Tobacco Settlement Authority, Public Improvements Revenue Bonds, Callable 06/01/21 @ 100 (OID), 6.00%, 06/01/28	250,000	281,675

14	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
University of Illinois, University & College Improvements Revenue Bonds, Series A, Callable 04/01/21 @ 100, 5.50%, 04/01/31	$100,000	$112,037
		2,040,708

Indiana 2.38%
Indiana Finance Authority, Hospital Improvements Revenue Bonds, Callable 11/01/19 @ 100 (OID), 5.25%, 11/01/39	250,000	267,877
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	100,000	111,535
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100 (OID), 5.25%, 12/01/38	265,000	285,927
Town of Munster, Public Improvements Tax Allocation Bonds, Callable 07/15/21 @ 100 (OID), 5.13%, 01/15/31	2,000,000	2,054,100
		2,719,439

Iowa 0.29%
Iowa Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/19 @ 100, (Assured Guaranty) (OID), 5.38%, 08/15/29	300,000	328,878

Kansas 0.23%
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	263,085

Kentucky 0.24%
Kentucky Municipal Power Agency, Electric Light & Power Improvements Revenue Bonds, Series A, Callable 09/01/20 @ 100 (AGM), 5.00%, 09/01/23	250,000	274,050

Louisiana 1.14%
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100 (OID), 6.00%, 07/01/29	250,000	286,220
Parish of St. John Baptist, Industrial Improvements Revenue Bonds, Series A, Callable 06/01/17 @ 100, 5.13%, 06/01/37	1,000,000	1,023,340
		1,309,560

Maine 0.59%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100 (OID), 3.63%, 07/01/41	500,000	467,005

HIGH YIELD TAX FREE BOND FUND	15

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Maine (cont.)
Maine State Housing Authority, Local Single-Family Housing Revenue Bonds, Series C, Callable 01/15/19 @ 100, 5.00%, 11/15/29	$100,000	$104,612
Maine State Housing Authority, State Single-Family Housing Revenue Bonds, Series A, Callable 01/15/20 @ 100, 4.25%, 11/15/27	100,000	102,257
		673,874

Maryland 2.30%
Maryland Community Development Administration, Refunding Revenue Bonds, Series B, Callable 03/01/20 @ 100, 5.13%, 09/01/30	350,000	368,931
Maryland Community Development Administration, State Multi-Family Housing Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	255,530
Maryland Community Development Administration, State Single-Family Housing Revenue Bonds, Series C, Callable 09/01/18 @ 100, 4.55%, 09/01/39	500,000	506,640
Maryland Economic Development Corp., Port, Airport & Marina Improvements Revenue Bonds, Series B, Callable 06/01/20 @ 100 (OID), 5.38%, 06/01/25	500,000	533,790
Maryland Economic Development Corp., Port, Airport & Marina Improvements Revenue Bonds, Series B, Callable 06/01/20 @ 100 (OID), 5.75%, 06/01/35	445,000	470,458
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/20 @ 100 (OID), 4.63%, 05/15/35	60,000	63,340
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	165,000	170,719
Montgomery County Housing Opportunites Commission, Local Multi-Family Housing Revenue Bonds, Series B-1, Callable 07/01/20 @ 100, 5.00%, 07/01/31	250,000	264,867
		2,634,275

Massachusetts 1.51%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100 (OID), 5.20%, 01/01/27	220,000	238,176
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100 (OID), 5.25%, 01/01/29	95,000	102,439

16	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Massachusetts (cont.)
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	$150,000	$159,803
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100 (OID), 5.00%, 07/01/30	100,000	101,750
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series A, Callable 06/01/20 @ 100 (FHA), 5.25%, 12/01/35	175,000	183,991
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	102,862
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	102,552
Massachusetts Housing Finance Agency, State Single-Family Housing Revenue Bonds, Series 159, Callable 12/01/21 @ 100, 4.05%, 12/01/32	250,000	251,380
Massachusetts State College Building Authority, Refunding Revenue Bonds, Series B, Callable 05/01/22 @ 100, 4.00%, 05/01/43	500,000	486,955
		1,729,908

Michigan 4.34%
Cesar Chavez Academy, Inc., School Improvements, Certificate of Participation, Callable 02/01/13 @ 102, 6.50%, 02/01/33	185,000	188,504
Crossroads Charter Academy, Refunding Revenue Bonds, Callable 06/01/17 @ 100 (OID), 5.25%, 06/01/35	250,000	200,663
Michigan Public Educational Facilities Authority, School Improvements Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	479,850
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100 (OID), 5.20%, 10/15/31	750,000	831,390
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100 (OID), 5.38%, 10/15/36	100,000	111,815
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100 (OID), 5.63%, 11/15/29	100,000	110,779
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100 (OID), 5.75%, 11/15/39	250,000	272,465

HIGH YIELD TAX FREE BOND FUND	17

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
Michigan State Housing Development Authority, State Multi-Family Housing Revenue Bonds, Series A2, Callable 04/01/22 @ 100 (GO OF AUTH), 4.50%, 10/01/36	$710,000	$711,697
Michigan State Housing Development Authority, State Single-Family Housing Revenue Bonds, Series A, Callable 06/01/21 @ 100 (GO OF AUTH), 4.60%, 12/01/26	250,000	261,200
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 06/01/17 @ 100 (OID), 6.00%, 06/01/48	595,000	453,235
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100 (OID), 6.88%, 06/01/42	250,000	233,077
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/14 @ 100, 6.00%, 08/01/29	250,000	264,343
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	286,677
Western Michigan University, University & College Improvements Revenue Bonds, Callable 11/15/21 @ 100, 5.00%, 11/15/26	500,000	559,460
		4,965,155

Minnesota 0.19%
City of St. Cloud, Refunding Revenue Bonds, Series A, Callable 05/01/15 @ 100 (OID), 5.00%, 05/01/25	200,000	211,904

Mississippi 0.23%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	262,960

Missouri 0.40%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 5.88%, 10/01/36	250,000	272,353

18	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Missouri (cont.)
Missouri Housing Development Commission, State Single-Family Housing Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Ginnie Mae) (Fannie Mae), 4.70%, 03/01/35	$185,000	$190,001
		462,354

Montana 0.24%
Montana Facility Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	271,165

Nebraska 0.46%
Nebraska Investment Finance Authority, State Single-Family Housing Revenue Bonds, Series A, Callable 09/01/20 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 6.05%, 09/01/41	225,000	234,857
Nebraska Public Power District, Electric Light & Power Improvements Revenue Bonds, Series A, Callable 01/01/22 @ 100, 5.00%, 01/01/25	250,000	289,210
		524,067

Nevada 0.14%
City of Reno, Hospital Improvements Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	53,717
Nevada Housing Division, State Single-Family Housing Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 4.40%, 04/01/27	100,000	101,257
		154,974

New Hampshire 0.32%
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	250,933
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100 (FHA), 6.25%, 04/01/26	100,000	118,637
		369,570

New Jersey 6.81%
Essex County Improvement Authority, Public Improvements Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	277,843
Hudson County Improvement Authority, Refunding Revenue Bonds (AGM), 5.40%, 10/01/25	150,000	177,067

HIGH YIELD TAX FREE BOND FUND	19

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/12 @ 100 (OID), 5.50%, 06/15/24	$370,000	$373,234
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/14 @ 100 (OID), 5.75%, 06/15/29	450,000	495,918
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 08/01/11 @ 100, 5.63%, 06/15/19	435,000	436,431
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	850,000	962,974
New Jersey Economic Development Authority, School Improvements Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	107,649
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 01/01/14 @ 100, (Assured Guaranty) (OID), 5.38%, 07/01/29	500,000	516,880
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 07/01/21 @ 100 (OID), 6.00%, 07/01/37	200,000	232,314
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	520,000	593,206
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/27	275,000	292,226
New Jersey Higher Education Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100 (OID), 5.00%, 12/01/36	65,000	67,447
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	106,271
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @100, 5.25%, 12/01/28	250,000	270,255
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	185,000	187,503

20	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey Transportation Trust Fund Authority, Transit Improvements Revenue Bonds, Series A, Callable 06/15/21 @ 100 (State Appropriation), 5.00%, 06/15/22	$100,000	$116,054
New Jersey Transportation Trust Fund Authority, Transit Improvements Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.00%, 06/15/26	750,000	842,798
New Jersey Transportation Trust Fund Authority, Transit Improvements Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	170,000	189,812
New Jersey Transportation Trust Fund Authority, Transit Improvements Revenue Bonds, Series B, Callable 06/15/21 @ 100 (OID), 5.00%, 06/15/42	200,000	214,934
Newark Housing Authority, Public Improvements Revenue Bonds, Callable 12/01/19 @ 100 (Assured Guaranty) (GO OF CITY), 6.75%, 12/01/38	750,000	923,228
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series 1A, Callable 06/01/17 @ 100 (OID), 5.00%, 06/01/41	550,000	416,685
		7,800,729

New Mexico 0.69%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	480,008
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.00%, 08/01/39	225,000	236,381
Village of Los Ranchos de Albuquerque, Refunding Revenue Bonds, Callable 09/01/20 @ 100 (OID), 4.50%, 09/01/40	75,000	76,738
		793,127

New York 23.02%
City of New York, Public Improvements, General Obligation Unlimited, Series A-1, Callable 08/01/21 @ 100 (OID), 4.50%, 08/01/35	500,000	531,685
Hudson Yards Infrastructure Corp., Public Improvements Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	214,022
Hudson Yards Infrastructure Corp., Public Improvements Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.75%, 02/15/47	250,000	279,595

HIGH YIELD TAX FREE BOND FUND	21

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
Hudson Yards Infrastructure Corp., Transit Improvements Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	$60,000	$61,321
Long Island Power Authority, Electric Light & Power Improvements Revenue Bonds, Series A, Callable 05/01/21 @ 100 (AGM), 5.00%, 05/01/36	125,000	135,024
Long Island Power Authority, Refunding Revenue Bonds, Series A, Callable 04/01/19 @ 100 (OID), 5.75%, 04/01/39	250,000	281,975
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series A, Callable 11/15/12 @ 100, 5.75%, 11/15/32	250,000	257,387
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series D, Callable 11/15/20 @ 100 (OID), 5.25%, 11/15/34	500,000	553,590
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series E, Callable 11/15/12 @ 100, (BHAC-CR) (OID), 5.25%, 11/15/31	500,000	511,720
Metropolitan Transportation Authority, Transit Improvements Revenue Bonds, Series A, Callable 11/15/21 @ 100 (OID), 5.00%, 11/15/37	250,000	263,853
Metropolitan Transportation Authority, Transit Improvements Revenue Bonds, Series A, Callable 11/15/21 @ 100 (OID), 5.00%, 11/15/46	350,000	367,983
Metropolitan Transportation Authority, Transit Improvements Revenue Bonds, Series D, Callable 11/15/21 @ 100, 5.00%, 11/15/36	250,000	269,987
Metropolitan Transportation Authority, Transit Improvements Revenue Bonds, Series D, Callable 11/15/21 @ 100 (OID), 4.75%, 11/15/36	250,000	258,970
Metropolitan Transportation Authority, Transit Improvements Revenue Bonds, Series D, Callable 11/15/21 @ 100 (OID), 4.88%, 11/15/46	100,000	103,766
Monroe County Industrial Development Corp., Hospital Improvements Revenue Bonds, Callable 02/15/21 @ 100 (FHA), 5.75%, 08/15/35	250,000	292,537
New York City Housing Development Corp, Local Multi-Family Housing Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	103,705
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series A, Callable 09/15/19 @ 100 (Fannie Mae), 4.50%, 09/15/25	200,000	209,002

22	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	$500,000	$514,290
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	258,773
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	102,147
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	254,183
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	257,265
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	166,260
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	257,457
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.95%, 11/01/43	250,000	256,100
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	256,627
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 6.50%, 01/01/46	650,000	701,298
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/31	145,000	149,501
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (NATL-RE), 5.00%, 03/01/36	200,000	204,110
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/46	4,205,000	4,277,957

HIGH YIELD TAX FREE BOND FUND	23

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	$100,000	$99,225
New York City Municipal Water Finance Authority, Refunding Revenue Bonds, Series CC, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	271,383
New York City Municipal Water Finance Authority, Refunding Revenue Bonds, Series EE, Callable 06/15/22 @ 100 (OID), 3.38%, 06/15/34	100,000	96,133
New York City Municipal Water Finance Authority, Refunding Revenue Bonds, Series EE, Callable 06/15/22 @ 100 (OID), 4.00%, 06/15/39	1,000,000	998,310
New York City Transitional Finance Authority Building Aid Revenue, School Improvements Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	275,210
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements Revenue Bonds, Series C, Callable 11/01/20 @ 100 (OID), 5.00%, 11/01/33	500,000	566,215
New York City Trust For Cultural Resources, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/39	100,000	105,791
New York Convention Center Development Corp., Recreational Facility Improvements Revenue Bonds, Callable 11/15/15 @ 100 (AMBAC), 5.00%, 11/15/44	250,000	256,040
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	270,145
New York Mortgage Agency, Refunding Revenue Bonds, 5.00%, 04/01/18	50,000	56,246
New York Mortgage Agency, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	1,002,380
New York Mortgage Agency, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 4.00%, 10/01/36	895,000	898,508
New York Mortgage Agency, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 4.13%, 10/01/40	1,000,000	1,004,290
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/17 @ 100, 5.00%, 05/01/22	650,000	714,942
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	558,195

24	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100 (OID), 5.50%, 05/01/37	$350,000	$389,119
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 11/01/16 @ 100, 5.00%, 11/01/34	700,000	735,553
New York State Dormitory Authority, Refunding Revenue Bonds, 5.00%, 08/15/21	100,000	116,041
New York State Dormitory Authority, Refunding Revenue Bonds (GO OF AUTH), 5.00%, 05/15/20	100,000	120,866
New York State Dormitory Authority, Refunding Revenue Bonds (GO OF AUTH), 5.00%, 05/15/22	165,000	199,525
New York State Dormitory Authority, Refunding Revenue Bonds, Callable 05/15/22 @ 100 (GO OF AUTH), 5.00%, 05/15/27	400,000	459,912
New York State Dormitory Authority, Refunding Revenue Bonds, Series A, Callable 05/01/21 @ 100 (OID), 5.00%, 05/01/32	500,000	538,910
New York State Dormitory Authority, Refunding Revenue Bonds, Series A, Callable 05/01/21 @ 100 (OID), 5.00%, 05/01/41	500,000	527,975
New York State Dormitory Authority, Refunding Revenue Bonds, Series A, Callable 07/01/20 @ 100, 5.00%, 07/01/26	300,000	321,522
New York State Dormitory Authority, School Improvements Revenue Bonds, Series B, Callable 10/01/20 @ 100, (GO OF DISTS) (AGM), 4.75%, 10/01/40	165,000	172,145
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Callable 07/01/19 @ 100, (GO OF INSTN) (OID), 5.25%, 07/01/33	200,000	215,962
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Callable 07/01/19 @ 100, (GO OF INSTN) (OID), 5.13%, 07/01/39	250,000	264,775
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	809,445
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/21 @ 100 (OID), 5.25%, 07/01/30	50,000	55,768
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/21 @ 100 (OID), 5.25%, 07/01/31	40,000	44,482

HIGH YIELD TAX FREE BOND FUND	25

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	$ 100,000	$102,487
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	264,420
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	216,156
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	158,875
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/20 @ 100 (SONYMA), 4.75%, 05/01/31	200,000	208,574
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/20 @ 100 (SONYMA), 5.20%, 05/01/42	500,000	522,085
New York State Urban Development Corp., Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	121,613
Tobacco Settlement Financing Corp., Housing Revenue Bonds, Series B-1C, Callable 06/01/13 @ 100, 5.50%, 06/01/19	250,000	264,327
		26,355,640

North Carolina 0.52%
Charlotte-Mecklenburg Hospital Authority, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100 (OID), 5.25%, 01/15/34	100,000	107,353
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100 (OID), 4.50%, 01/01/22	250,000	271,295
North Carolina Turnpike Authority, Highway Improvements Revenue Bonds, Series A, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 01/01/39	200,000	219,128
		597,776

North Dakota 1.06%
City of Grand Forks, Hospital Improvements Revenue Bonds, Callable 08/01/11 @ 100 (NATL-RE) (OID), 5.63%, 08/15/27	1,105,000	1,105,530

26	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

North Dakota (cont.)
North Dakota Housing Finance Agency, State Single-Family Housing Revenue Bonds, Series B, Callable 01/01/21 @ 100, 4.45%, 01/01/25	$100,000	$104,186
		1,209,716

Ohio 1.74%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 5.88%, 06/01/30	1,395,000	1,076,019
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 6.00%, 06/01/42	420,000	323,270
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	80,000	65,703
Ohio Higher Educational Facility Commission, Hospital Improvements Revenue Bonds, Series A, Callable 01/15/15 @ 100, 7.00%, 01/15/39	250,000	272,835
Ohio Higher Educational Facility Commission, Refunding Revenue Bonds, Callable 07/01/20 @ 100 (OID), 5.00%, 07/01/44	250,000	259,733
		1,997,560

Oregon 0.75%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100 (AGM), 5.00%, 08/15/21	100,000	111,405
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100 (AGM), 5.50%, 08/15/28	250,000	279,057
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM) (OID), 5.13%, 08/15/40	250,000	263,093
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	210,682
		864,237

Pennsylvania 2.17%
City of Philadelphia, Public Improvements, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (Assured Guaranty) (OID), 7.13%, 07/15/38	750,000	852,683
City of Philadelphia, Refunding Bonds, General Obligation Unlimited, Callable 08/01/16 @ 100 (OID), 5.88%, 08/01/31	220,000	238,949

HIGH YIELD TAX FREE BOND FUND	27

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Pennsylvania (cont.)
City of Philadelphia, Refunding Bonds, General Obligation Unlimited, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	$ 135,000	$ 149,155
Montgomery County Industrial Development Authority, Hospital Improvements Revenue Bonds, Callable 08/01/20 @ 100 (FHA), 5.38%, 08/01/38	500,000	550,475
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/21 @ 100 (OID), 5.25%, 08/15/26	190,000	212,960
Pennsylvania Higher Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 05/01/13 @ 100 (OID), 5.50%, 05/01/34	100,000	101,317
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.38%, 04/01/29	250,000	275,647
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.50%, 04/01/39	100,000	107,539
		2,488,725

Puerto Rico 16.32%
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.25%, 07/01/20	350,000	365,694
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	515,465
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100 (CIFG-TCRS), 5.00%, 07/01/29	200,000	202,394
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	250,000	257,830
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.38%, 07/01/33	250,000	255,895
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series E, Callable 07/01/16 @ 100 (OID), 5.63%, 07/01/32	625,000	655,519

28	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	$ 250,000	$ 266,070
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	558,370
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100 (AGM), 6.00%, 07/01/33	350,000	384,625
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100 (OID), 6.13%, 07/01/33	100,000	106,481
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/22	250,000	259,475
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/21 @ 100, (AGM) (OID), 5.38%, 07/01/25	375,000	415,099
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/22 @ 100, 5.25%, 07/01/24	300,000	317,019
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/22 @ 100 (OID), 5.13%, 07/01/37	225,000	221,693
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4, Callable 01/01/20 @ 101 (AGM), 5.00%, 07/01/31	200,000	210,844
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series B, Callable 07/01/14 @ 100, 5.88%, 07/01/36	100,000	103,044
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series C, Callable 07/01/16 @ 100 (AGM), 6.00%, 07/01/36	500,000	550,085
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series C, Callable 07/01/19 @ 100 (OID), 6.00%, 07/01/39	1,385,000	1,472,477
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series C, Callable 07/01/21 @ 100 (AGM) (OID), 5.25%, 07/01/26	100,000	108,846
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	250,000	263,723

HIGH YIELD TAX FREE BOND FUND	29

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.25%, 07/01/29	$250,000	$255,143
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/30	250,000	242,987
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.75%, 07/01/37	500,000	517,560
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100 (OID), 5.00%, 07/01/33	200,000	196,644
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100 (OID), 5.25%, 07/01/42	530,000	522,834
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/44	355,000	372,249
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/38	500,000	529,500
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series RR, Callable 07/01/15 @ 100 (AGM), 5.00%, 07/01/20	500,000	532,560
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series XX, Callable 07/01/15 @ 100 (OID), 5.25%, 07/01/35	250,000	256,033
Puerto Rico Electric Power Authority, Refunding Revenue Bonds, Series CCC, Callable 07/01/20 @ 100, 5.00%, 07/01/28	250,000	262,020
Puerto Rico Highway & Transportation Authority, Highway Improvements Revenue Bonds, Series D, Callable 07/01/12 @ 100, (AGM) (OID), 5.00%, 07/01/32	30,000	30,346
Puerto Rico Highway & Transportation Authority, Highway Improvements Revenue Bonds, Series D, Callable 07/01/12 @ 100, (AGM) (OID), 5.00%, 07/01/32	220,000	220,334
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series AA-1, Callable 07/01/20 @ 100 (AGM), 4.95%, 07/01/26	105,000	106,212

30	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series AA-1, Callable 07/01/20 @ 100 (AGM), 4.95%, 07/01/26	$95,000	$100,253
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series H, Callable 07/01/13 @ 100, 5.45%, 07/01/35	80,000	81,010
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series H, Callable 07/01/20 @ 100, 5.45%, 07/01/35	20,000	20,764
Puerto Rico Public Buildings Authority, Economic Improvements Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	235,000	253,231
Puerto Rico Public Buildings Authority, Public Improvements Revenue Bonds, Series I, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	645,000	652,688
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.00%, 07/01/20	50,000	57,489
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	810,000	974,714
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 06/01/14 @ 100 (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	267,215
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.25%, 07/01/26	420,000	472,412
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	273,355
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/14 @ 100 (Commonwealth Guaranteed), 6.00%, 07/01/38	100,000	103,070
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 4.38%, 08/01/20	175,000	188,876
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 4.88%, 08/01/24	250,000	269,083

HIGH YIELD TAX FREE BOND FUND	31

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100 (OID), 5.25%, 08/01/30	$100,000	$107,004
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, (AGM) (OID), 5.00%, 08/01/40	250,000	258,653
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/37	420,000	461,769
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series C, Callable 08/01/20 @ 100, 6.00%, 08/01/39	1,500,000	1,692,435
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series C, Callable 08/01/20 @ 100 (OID), 5.38%, 08/01/36	850,000	917,643
		18,686,734

Rhode Island 0.94%
Rhode Island Housing & Mortgage Finance Corp., State Multi-Family Housing Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	221,828
Rhode Island Housing & Mortgage Finance Corp., State Multi-Family Housing Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	261,750
Rhode Island Student Loan Authority, Student Loans Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	552,170
Rhode Island Turnpike & Bridge Authority, Highway Improvements Revenue Bonds, Series A, Callable 12/01/20 @ 100 (OID), 5.00%, 12/01/39	35,000	36,651
		1,072,399

South Carolina 0.28%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/14 @ 100 (OID), 5.75%, 08/01/36	250,000	262,843

32	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

South Carolina (cont.)
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/39	$50,000	$54,445
		317,288

South Dakota 0.09%
South Dakota Housing Development Authority, State Single-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.70%, 05/01/27	100,000	103,531

Tennessee 0.19%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	218,908

Texas 4.45%
City of Houston, Refunding Revenue Bonds, Series A, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	535,220
Garza County Public Facility Corp., Public Improvements Revenue Bonds, Callable 04/29/12 @ 105, 5.75%, 10/01/25	250,000	263,203
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	100,000	119,014
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100 (OID), 4.75%, 10/01/25	175,000	190,629
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100 (OID), 6.00%, 01/01/38	100,000	113,362
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,335,988
Schertz-Seguin Local Government Corp., Water Utility Improvements Revenue Bonds, Callable 02/01/19 @ 100, (AGM) (OID), 4.75%, 02/01/38	100,000	102,810
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, (Assured Guaranty) (OID), 4.50%, 09/01/19	100,000	107,419
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/14 @ 100, (Assured Guaranty) (OID), 5.38%, 09/01/30	1,000,000	1,038,220

HIGH YIELD TAX FREE BOND FUND	33

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/19 @ 100, (Assured Guaranty) (OID), 5.13%, 09/01/25	$100,000	$107,082
Tarrant County Health Facilities Development Corp., Hospital Improvements Revenue Bonds, Series A, 5.00%, 12/01/16	50,000	57,504
Tarrant County Health Facilities Development Corp., Hospital Improvements Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	110,989
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	110,289
Texas State Public Finance Authority Charter School Finance Corp., Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	905,508
		5,097,237

Utah 0.19%
Utah Housing Corp., State Single-Family Housing Revenue Bonds, Series A1, Callable 01/01/21 @ 100, 5.25%, 01/01/25	100,000	107,534
Utah Housing Corp., State Single-Family Housing Revenue Bonds, Series A1, Callable 01/01/21 @ 100, 5.75%, 01/01/33	100,000	107,671
		215,205

Virgin Islands 0.09%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Series B, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	104,769

Virginia 0.19%
Virginia Housing Development Authority, State Multi-Family Housing Revenue Bonds, Series E, Callable 04/01/20 @ 100 (GO OF AUTH), 4.50%, 10/01/45	215,000	212,067

Washington 1.16%
Washington Health Care Facilities Authority, Hospital Improvements Revenue Bonds, Callable 10/01/19 @ 100 (OID), 5.63%, 10/01/38	500,000	556,940
Washington Health Care Facilities Authority, Refunding Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	263,517

34	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Washington (cont.)
Washington State Housing Finance Commission, State Single-Family Housing Revenue Bonds, Series 2N, Callable 06/01/19 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 4.70%, 06/01/36	$500,000	$510,640
		1,331,097

West Virginia 0.42%
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	269,540
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	213,904
		483,444

Wisconsin 3.67%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	400,000	433,984
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	101,747
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 04/15/15 @ 100 (OID), 5.63%, 04/15/33	100,000	106,563
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/15/21 @ 100 (AGM), 5.00%, 07/15/27	1,050,000	1,128,992
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series A, Callable 08/15/13 @ 100, (OID), 5.13%, 08/15/33	1,815,000	1,820,209
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series B, Callable 08/15/16 @ 100, 5.13%, 08/15/30	500,000	508,265
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing Revenue Bonds, Series A, Callable 05/01/20 @ 100, (GO OF AUTH) (OID), 5.63%, 11/01/35	100,000	104,987
		4,204,747

HIGH YIELD TAX FREE BOND FUND	35

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

Total Investments — 99.56% (Cost $106,555,768)	$113,962,415
Cash and Other Assets Net of Liabilities — 0.44%	504,141

NET ASSETS — 100.00%	$114,466,556

ACA - Insured by ACA Financial Guaranty Corp.

AGM - Assured Guaranty Municipal.

AMBAC - Insured by AMBAC Indemnity Corp.

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

CIFG - Insured by CDC IXIS Financial Guaranty.

FGIC - Insured by Financial Guaranty Insurance Corp.

FHA - Insured by Federal Housing Administration.

FSA - Financial Security Assurance.

GO - General Obligation

MBIA - Insured by MBIA.

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

SONYMA - State of New York Mortgage Agency

TCRS - Transferable Custodial Receipts.

36	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Collateralized Mortgage Obligations 0.64%
Banc of America Mortgage Securities, Inc., 5.50%, 08/25/33	$161,519	$161,026
Citicorp Mortgage Securities, Inc., 5.00%, 02/25/35	329,000	320,767
Citicorp Mortgage Securities, Inc., 6.00%, 04/25/36	100,000	99,889
Countrywide Home Loan Mortgage Pass Through Trust, A27, 5.50%, 10/25/35	111,000	92,292
Countrywide Home Loan Mortgage Pass Through Trust, A7, 5.50%, 10/25/35	120,000	98,599
Mastr Asset Securitization Trust, 5.50%, 10/25/33	159,000	162,832
Wamu Mortgage Pass Through Certificates, A11, 5.50%, 11/25/33	110,776	113,255
Wamu Mortgage Pass Through Certificates, A2, 5.50%, 11/25/33	94,000	95,075
Total Collateralized Mortgage Obligations (Cost $ 824,456)		1,143,735

Municipal Bonds 78.12%
Alabama 0.60%
City of Montgomery, Public Improvements Build America Bonds, General Obligation Unlimited, Callable 02/01/20 @ 100, 5.70%, 02/01/40	500,000	544,330
University of Alabama, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100 (OID), 6.13%, 06/01/42	500,000	525,980
		1,070,310

Arizona 1.67%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 09/01/27	250,000	273,517
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,524,350
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,188,075
		2,985,942

California 8.67%
Alhambra Unified School District, School Improvements, General Obligation Unlimited, 6.70%, 02/01/26	465,000	543,687
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1, 6.92%, 04/01/40	250,000	326,037
City of Fresno, Water Utility Improvements, Build America Revenue Bonds, Series A2 (OID), 6.75%, 06/01/40	250,000	294,357

See accompanying notes to Schedules of Investments.

INCOME FUND	37

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
City of Tulare, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100 (AGM) (OID), 8.75%, 11/15/44	$1,000,000	$1,114,910
Colton Joint Unified School District, School Improvements General Obligation Unlimited, Series C, 6.01%, 08/01/26	1,000,000	1,078,710
County of San Bernardino, Refunding Revenue Bonds (AGM), 6.02%, 08/01/23	195,000	206,560
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	582,500
Napa Valley Unified School District, School Improvements Build America Bonds, General Obligation Unlimited, Series B, 6.51%, 08/01/43	500,000	602,920
Oakland Redevelopment Agency, Economic Improvements Tax Allocation Bonds, Series T, (OID), 8.50%, 09/01/20	500,000	561,620
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	200,000	230,450
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	552,885
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	1,310,000	1,455,449
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,230,980
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	625,320
State of California, Recreational Facility Improvements Build America Bonds, General Obligation Unlimited, Callable 11/01/20 @ 100, 7.70%, 11/01/30	2,600,000	3,054,792
State of California, School Improvements Build America Bonds, General Obligation Unlimited, Callable 03/01/20 @ 100, 7.95%, 03/01/36	1,500,000	1,740,315
West Contra Costa Unified School District, School Improvements General Obligation Unlimited, Series A-1, 6.25%, 08/01/30	1,250,000	1,321,563
		15,523,055

38	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Colorado 0.45%
Adams State College, University & College Improvements, Build America Revenue Bonds, Series C, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	$250,000	$265,155
City of Brighton, Public Improvements Build America Bonds, Certificate of Participation, Series B, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	265,263
County of Gunnison, Public Improvements Build America Bonds, Certificate of Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	277,893
		808,311

Connecticut 0.93%
City of Bridgeport, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 08/15/20 @ 100 (AGM), 6.57%, 08/15/28	1,000,000	1,113,460
City of Waterbury, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100 (AGM), 6.10%, 09/01/30	500,000	559,480
		1,672,940

District of Columbia 0.32%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100 (OID), 7.00%, 07/01/34	500,000	578,820

Florida 7.96%
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100 (AGM), 6.03%, 07/01/30	100,000	106,428
City of Lake City Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100 (AGM), 6.28%, 07/01/40	200,000	214,106
City of Miami Gardens, Public Improvements Build America Bonds, Certificate of Participation, 7.17%, 06/01/26	1,250,000	1,408,350
City of Miami, Refunding Revenue Bonds (OID), 6.75%, 12/01/18	1,000,000	1,124,960
City of Miami, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 7.55%, 12/01/25	465,000	521,102

INCOME FUND	39

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
City of Oakland Park Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100 (AGM), 6.14%, 09/01/35	$300,000	$316,983
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Series C, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	279,597
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Series C, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	454,255
County of Miami-Dade, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,232,130
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Callable 04/01/19 @ 100 (Assured Guaranty), 6.97%, 04/01/39	750,000	809,220
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	541,755
County of Miami-Dade, Recreational Facilities Improvements Revenue Bonds, Series D (Assured Guaranty), 7.08%, 10/01/29	250,000	286,755
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	553,235
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.62%, 07/01/40	400,000	454,372
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,109,620
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	185,440
Florida Governmental Utility Authority, Refunding Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, 6.55%, 10/01/40	1,000,000	1,068,940
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	271,003
Florida State Department of Environmental Protection, Public Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,783,545

40	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
Osceola County School Board, School Improvements, Certificate of Participation, 6.66%, 04/01/27	$1,000,000	$1,088,190
Town of Davie Water & Sewer Revenue, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100 (AGM), 6.85%, 10/01/40	250,000	275,127
Town of Miami Lakes, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	172,797
		14,257,910

Georgia 2.03%
Municipal Electric Authority of Georgia, Electric Light & Power Improvements, Build America Revenue Bonds, 7.06%, 04/01/57	2,500,000	2,616,250
Municipal Electric Authority of Georgia, Refunding Revenue Bonds, Series A, 4.98%, 01/01/28	1,000,000	1,015,230
		3,631,480

Idaho 0.51%
Idaho Water Resource Board, Water Utility Improvements Revenue Bonds, Callable 09/01/22 @ 100 (OID), 5.25%, 09/01/24	900,000	910,755

Illinois 8.28%
Chicago Board of Education, School Improvements, General Obligation Unlimited, 6.32%, 11/01/29	250,000	284,143
Chicago Transit Authority, Pension Funding Revenue Bonds, Series A, 6.90%, 12/01/40	350,000	418,929
Chicago Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, 6.20%, 12/01/40	100,000	113,264
City of Chicago Heights, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	500,000	504,110
City of Chicago Heights, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	150,491
City of Chicago Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	322,335
City of Chicago, Public Improvements Build America Bonds, General Obligation Unlimited, 7.52%, 01/01/40	470,000	578,777

INCOME FUND	41

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
City of Chicago, Public Improvements, General Obligation Unlimited, 7.78%, 01/01/35	$500,000	$639,835
City of Chicago, Public Improvements, General Obligation Unlimited, Series B, 6.03%, 01/01/42	500,000	521,530
City of Chicago, Refunding Revenue Bonds, Series B, 5.50%, 01/01/35	1,465,000	1,574,919
City of Markham, Public Improvements Build America Bonds, General Obligation Unlimited, Series A, Callable 12/01/20 @ 100 (AGM), 7.40%, 12/01/25	1,250,000	1,417,637
Henry Hospital District, Hospital Improvements Build America Bonds, General Obligation Unlimited, Series A, Callable 12/01/19 @ 100 (AGM), 6.65%, 12/01/29	840,000	922,177
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Series B, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,092,000
Lake County School District No. 56, School Improvements Build America Bonds, General Obligation Unlimited, Callable 01/01/21 @ 100, 5.90%, 01/01/25	535,000	605,112
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100 (AGM), 7.75%, 04/01/30	250,000	294,067
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100 (AGM), 8.15%, 04/01/41	250,000	295,703
State of Illinois, Public Improvements Build America Bonds, General Obligation Unlimited, 6.63%, 02/01/35	1,885,000	2,064,282
State of Illinois, Public Improvements General Obligation Unlimited, Series B (OID), 5.75%, 01/01/37	250,000	246,405
Village of Glenwood, Public Improvements Build America Bonds, General Obligation Unlimited (AGM), 7.03%, 12/01/28	1,500,000	1,790,595
Village of Rosemont, Public Improvements, General Obligation Unlimited, Series B, (AGM) (OID), 6.13%, 12/01/30	500,000	554,770
Will County Forest Preservation District, Public Improvements Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	400,000	444,136
		14,835,217

42	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Indiana 0.31%
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Revenue Bonds, Series B, Callable 08/01/20 @ 100, 7.21%, 02/01/39	$500,000	$552,930

Kansas 0.25%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	450,680

Kentucky 1.44%
Kentucky Municipal Power Agency, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100 (AGM), 6.49%, 09/01/37	250,000	272,793
Paducah Independent School District Finance Corp., School Improvements Revenue Bonds, Callable 12/01/21 @ 100 (SEEK), 5.00%, 12/01/30	1,000,000	1,017,570
Perry County School District Finance Corp., School Improvements Revenue Bonds, Callable 12/01/21 @ 100. (SEEK)(State Intercept Program), 5.00%, 12/01/30	1,000,000	1,012,930
Princeton Electric Plant Board, Electric Light & Power Improvements, Build America Revenue Bonds, Series B, Callable 11/01/19 @ 100, (Assured Guaranty) (OID), 7.00%, 11/01/42	250,000	270,233
		2,573,526

Louisiana 0.64%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100 (Assured Guaranty), 7.20%, 02/01/42	1,070,000	1,140,192

Massachusetts 0.74%
City of Worcester, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	240,000	267,967
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series B, 6.43%, 10/01/35	750,000	876,953
University of Massachusetts Building Authority, University & College Improvements Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	186,696
		1,331,616

INCOME FUND	43

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Michigan 4.16%
Avondale School District, School Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 5.75%, 05/01/32	$500,000	$522,615
Chippewa Valley Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.60%, 05/01/30	150,000	163,593
Chippewa Valley Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.85%, 05/01/35	100,000	108,838
City of Oak Park, Public Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 7.00%, 05/01/36	250,000	259,010
Comstock Park Public Schools, School Improvements General Obligation Unlimited, Callable 05/01/21 @ 100 (Q-SBLF), 6.20%, 05/01/24	200,000	219,316
County of Oakland, Pension Funding, Certificate of Participation, Callable 04/01/14 @ 100 (OID), 6.25%, 04/01/26	1,000,000	1,031,250
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	278,980
L’Anse Creuse Public Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.59%, 05/01/40	200,000	215,574
Lincoln Consolidated School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 6.83%, 05/01/40	250,000	264,585
Michigan Finance Authority, School Improvements Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	556,290
Michigan Finance Authority, School Improvements Revenue Bonds, Series C, Callable 05/01/21 @ 100 (Q-SBLF), 6.20%, 05/01/22	500,000	548,675
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A (OID), 7.31%, 06/01/34	2,880,000	2,133,446
Milan Area Schools, School Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/19 @ 100 (Q-SBLF) (OID), 7.10%, 05/01/34	400,000	440,020

44	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100 (Q-SBLF), 5.90%, 05/01/27	$150,000	$161,243
St. Johns Public Schools, School Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100 (Q-SBLF), 6.65%, 05/01/40	250,000	279,583
St. Joseph School District, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 6.66%, 05/01/35	250,000	268,690
		7,451,708

Mississippi 0.33%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, Series B, 6.59%, 01/01/35	500,000	596,000

Missouri 3.30%
City of Kansas City, Refunding Revenue Bonds, Series D, 7.83%, 04/01/40	2,500,000	2,866,300
City of Kansas City, Revenue Bonds, Callable 03/01/22 @ 100 (OID), 5.25%, 03/01/32	500,000	510,825
City of Sedalia, Sewer Improvements Build America Bonds, Certificate of Participation, Callable 06/01/20 @ 100 (AGM), 6.50%, 06/01/24	250,000	285,090
City of St. Charles, Water Utility Improvements Build America Bonds, Certificate of Participation, Series B, Callable 08/01/20 @ 100, 5.65%, 02/01/30	250,000	263,897
Missouri Joint Municipal Electric Utility Commission, Electric Light & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	603,079
Missouri Joint Municipal Electric Utility Commission, Electric Light & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,381,360
		5,910,551

Nebraska 0.13%
Nebraska Public Power District, Electric Light & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	225,472

INCOME FUND	45

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Nevada 2.51%
City of Las Vegas, Public Improvements Build America Bonds, Certificate of Participation, Callable 09/01/19 @ 100 (OID), 7.75%, 09/01/29	$1,100,000	$1,296,482
County of Clark, Public Improvements Build America Bonds, General Obligation Limited, Series B, Callable 11/01/19 @ 100, 7.25%, 11/01/38	500,000	603,095
County of Clark, Transit Improvements Build America Bonds, General Obligation Limited, Callable 07/01/20 @ 100 (OID), 7.00%, 07/01/38	1,000,000	1,147,470
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	299,087
Las Vegas Valley Water District, Water Utility Improvements Build America Bonds, General Obligation Limited, Series A, Callable 06/01/19 @ 100, 7.10%, 06/01/39	800,000	913,408
Pershing County School District, School Improvements Build America Bonds, General Obligation Limited, Series A, Callable 04/01/20 @ 100 (Permanent School Fund Guaranteed), 6.25%, 04/01/30	220,000	235,393
		4,494,935

New Jersey 3.61%
Essex County Improvement Authority, Refunding Revenue Bonds, Series B, Callable 10/01/15 @ 100, (AMBAC) (County Guaranteed) (OID), 5.00%, 10/01/24	500,000	517,560
New Jersey Economic Development Authority, Housing Revenue Bonds, Series A2, (XLCA), 6.31%, 07/01/26	750,000	808,763
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	575,005
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,104,910
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	524,930
New Jersey State Turnpike Authority, Highway Improvements, Build America Revenue Bonds, Series A, 7.10%, 01/01/41	250,000	342,260
New Jersey Transportation Trust Fund Authority, Transit Improvements, Build America Revenue Bonds, Series C, Callable 12/15/20 @ 100, 6.10%, 12/15/28	1,800,000	2,025,072

46	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
South Jersey Transportation Authority, Highway Improvements, Build America Revenue Bonds, Series A (OID), 7.00%, 11/01/38	$500,000	$564,805
		6,463,305

New York 8.38%
Battery Park City Authority, Public Improvements, Build America Revenue Bonds, Series A, Callable 11/01/19 @ 100, 6.38%, 11/01/39	250,000	274,250
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	281,340
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Series D, Callable 12/01/19 @ 100, 6.39%, 12/01/29	500,000	573,700
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Series G-1, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	576,580
County of Nassau, Public Improvements Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	551,990
County of Nassau, Public Improvements Build America Bonds, General Obligation Unlimited, Series G (Assured Guaranty), 5.38%, 10/01/24	500,000	548,990
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	1,025,789
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	146,866
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,253,660
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	1,883,490
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	500,000	587,295
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,646,675
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds (NATL-RE), 5.90%, 03/01/46	550,000	501,226

INCOME FUND	47

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Municipal Water Finance Authority, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.12%, 06/15/42	$250,000	$281,573
New York City Municipal Water Finance Authority, Build America Refunding Revenue Bonds, Series EE, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	230,286
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds (State Aid Withholding), 6.83%, 07/15/40	500,000	649,980
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100 (State Aid Withholding), 7.13%, 07/15/30	500,000	594,520
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	578,780
New York City Transitional Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,105,110
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100 (GO OF BOND BANK), 6.88%, 12/15/34	500,000	541,115
Western Nassau County Water Authority, Water Utility Improvements, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	181,721
		15,014,936

North Carolina 0.15%
County of Cabarrus, School Improvements Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	263,287

North Dakota 0.58%
North Dakota State Board of Higher Education, University & College Improvements, Build America Revenue Bonds, Callable 01/01/20 @ 100, 7.25%, 01/01/41	1,000,000	1,030,220

Ohio 3.31%
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	554,285
American Municipal Power, Inc., Electric Light & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,250,000	1,606,287

48	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Ohio (cont.)
County of Cuyahoga, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	$1,000,000	$1,190,310
County of Franklin, Refunding Build America Bonds, General Obligation Limited, Series A, Callable 06/01/20 @ 100, 5.83%, 12/01/31	250,000	280,455
County of Franklin, Refunding Build America Bonds, General Obligation Limited, Series A, Callable 06/01/20 @ 100, 5.86%, 12/01/33	250,000	279,497
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	582,365
Madison Local School District Lake County, School Improvements Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100 (School District Credit Program), 5.70%, 04/01/35	250,000	269,170
Mariemont City School District, Refunding Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	120,000	129,341
Springfield Local School District Summit County, School Improvements Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100 (School District Credit Program), 5.65%, 09/01/31	200,000	219,358
State of Ohio, Public Improvements, Build America Revenue Bonds, Series B, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	296,840
Three Rivers Local School District, School Improvements Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100 (AGM), 6.37%, 12/01/47	500,000	524,470
		5,932,378

Oklahoma 0.30%
Bryan County Independent School District No. 72 Durant, School Improvements Build America Bonds, Certificate of Participation, Series A, Callable 12/01/19 @ 102 (OID), 6.80%, 12/01/33	500,000	542,600

Oregon 0.15%
Oregon State Department of Administrative Services, Hospital Improvements Build America Bonds, Certificate of Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	268,360

INCOME FUND	49

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Pennsylvania 1.82%
Mount Union Area School District, School Improvements Build America Bonds, General Obligation Limited, Callable 08/01/19 @ 100, (State Aid Withholding) (OID), 6.88%, 02/01/36	$1,000,000	$1,071,930
Philadelphia Authority For Industrial Development, Pension Funding Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	500,000	546,010
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	347,094
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facility Improvements Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,121,810
Township of Bristol, Pension Funding, General Obligation Unlimited, Callable 09/15/18 @ 100 (AGM), 7.15%, 09/15/38	150,000	167,495
		3,254,339

Puerto Rico 2.70%
Government Development Bank For Puerto Rico, Cash Flow Management Revenue Bonds, Series A (OID), 3.88%, 02/01/17	1,000,000	1,005,250
Government Development Bank For Puerto Rico, Economic Improvements Revenue Bonds, Series B, 4.70%, 05/01/16	2,250,000	2,327,783
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series B, Callable 07/01/15 @ 100, 5.00%, 07/01/23	500,000	501,190
Puerto Rico Infrastructure Financing Authority, Port, Airport & Marina Improvements Revenue Bonds, Series A, 2.99%, 06/15/13	1,000,000	1,007,610
		4,841,833

South Carolina 0.15%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	262,407

South Dakota 0.25%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	454,208

50	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Tennessee 0.92%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (Assured Guaranty) (County Guaranteed), 7.20%, 06/01/44	$1,500,000	$1,654,665

Texas 3.86%
Austin Community College District, University & College Improvements Revenue Bonds, Series A, Callable 02/01/19 @ 100, 5.00%, 02/01/26	985,000	1,035,885
City of Lancaster, Public Improvements Build America Bonds, General Obligation Limited, Series A, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	806,047
City of Laredo Sports Venue Sales Tax Revenue, Recreational Facility Improvements Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	509,380
City of San Antonio, Public Improvements Build America Bonds, General Obligation Limited, Series B, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	282,357
County of Bexar, Public Improvements Build America Bonds, General Obligation Limited, Callable 06/15/19 @ 100, 5.76%, 06/15/40	500,000	546,205
County of Bexar, Public Improvements Build America Bonds, General Obligation Limited, Series C, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	552,785
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	1,734,345
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Series B, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	265,173
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements Revenue Bonds, Series B, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	980,314
Riesel Independent School District, School Improvements Build America Bonds, General Obligation Unlimited, Callable 08/15/19 @ 100 (Permanent School Fund Guaranteed), 5.54%, 08/15/40	200,000	209,078
		6,921,569

INCOME FUND	51

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

Utah 0.31%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Series B, Callable 03/01/19 @ 100, (Assured Guaranty) (OID), 6.38%, 03/01/34	$500,000	$562,690

Virgin Islands 0.90%
Virgin Islands Water & Power Authority, Electric Light & Power Improvements, Build America Revenue Bonds Series C (AGM), 6.65%, 07/01/28	495,000	530,704
Virgin Islands Water & Power Authority, Electric Light & Power Improvements, Build America Revenue Bonds, Series C (AGM), 6.85%, 07/01/35	1,000,000	1,087,150
		1,617,854

Virginia 2.27%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/12 @ 100 (OID), 6.71%, 06/01/46	6,365,000	4,070,863

Washington 1.64%
City of Seattle, Electric Light & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	282,290
City of Tacoma, Parking Facility Improvements, General Obligation Limited, 5.14%, 12/01/25	340,000	371,980
County of King, Public Improvements, General Obligation Limited, Series D, 5.43%, 12/01/25	500,000	603,435
Cowlitz County Public Utility District No. 1, Electric Light & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	614,195
Douglas County Public Utility District No. 1, Electric Light & Power Improvements Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	273,037
Klickitat County Public Utility District No. 1, Refunding Revenue Bonds, Series A, Callable 12/01/21 @ 100, 5.25%, 12/01/29	500,000	512,145
Snohomish County Public Utility District No. 1, Electric Light & Power Improvements, Build America Revenue Bonds, Series A (OID), 5.68%, 12/01/40	250,000	282,350
		2,939,432

52	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Principal Amount	Market Value

West Virginia 0.99%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	$2,400,000	$1,768,992

Wisconsin 0.60%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Series A, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,078,670
Total Municipal Bonds (Cost $131,402,238)		139,944,958

Corporate Bonds 6.49%
Alcoa, Inc., 5.55%, 02/01/17	$250,000	$274,923
Alcoa, Inc., 6.75%, 07/15/18	500,000	570,683
Altria Group, Inc., 9.25%, 08/06/19	250,000	336,659
Bank of America Corp., 5.00%, 05/13/21	1,000,000	1,003,360
Boston University, 5.20%, 10/01/45	385,000	402,826
Choice Hotels International, Inc., 5.70%, 08/28/20	200,000	208,201
Citigroup, Inc., 5.88%, 02/22/33	110,000	103,533
Digital Realty Trust L.P., 5.88%, 02/01/20	1,000,000	1,090,947
Energy Transfer Partners L.P., 4.65%, 06/01/21	115,000	117,377
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	332,900
Goldman Sachs Group Inc. (The), 6.00%, 06/15/20	500,000	526,955
Goldman Sachs Group Inc. (The), 6.45%, 05/01/36	500,000	485,243
Kilroy Realty L.P., 4.80%, 07/15/18	100,000	104,041
Kinder Morgan Energy Partners L.P., 6.50%, 02/01/37	250,000	276,439
Liberty Property L.P., 6.63%, 10/01/17	355,000	411,007
Metlife, Inc., 10.75%, 08/01/39	1,000,000	1,376,002
Morgan Stanley, 5.75%, 01/25/21	1,000,000	983,456
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	365,090
Pitney Bowes, Inc., 5.60%, 03/15/18	500,000	525,823
Prologis, 6.88%, 03/15/20	415,000	477,448
Simon Property Group L.P. REIT, 10.35%, 04/01/19	150,000	206,898
Tupperware Brands Corp., 4.75%, 06/01/21	500,000	509,533
UDR, Inc., 5.25%, 01/15/15	110,000	118,131
Valero Energy Corp., 8.75%, 06/15/30	224,000	274,600
Wells Fargo & Co., 7.98%, 03/15/18	500,000	546,875
Total Corporate Bonds (Cost $ 11,058,553)		11,628,950

INCOME FUND	53

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

	Shares	Market Value

Preferred Stocks 13.19%

Financials 12.62%
Aegon NV 8.00%	20,000	$522,800
Alexandria Real Estate Equities, Inc. REIT Series E 6.45%	40,000	974,800
Aviva PLC 8.25%	14,600	386,170
CommonWealth REIT 7.50%	80,565	1,792,571
Digital Realty Trust, Inc. REIT Series E 7.00%	40,000	1,054,400
Digital Realty Trust, Inc. REIT Series F 6.63%	20,000	495,600
Equity Residential REIT Series N 6.48%	15,200	381,520
General Electric Capital Corp. 6.05%	7,605	192,483
Health Care REIT, Inc. REIT Series J 6.50%	40,000	1,005,600
Kimco Realty Corp. REIT Series F 6.65%	22,377	560,096
Kimco Realty Corp. REIT Series G 7.75%	26,100	662,940
Kimco Realty Corp. REIT Series H 6.90%	10,000	271,200
Kimco Realty Corp. REIT Series I 6.00%	40,000	998,400
KKR Financial Holdings LLC 7.50%	10,000	250,300
KKR Financial Holdings LLC 8.38%	30,000	794,700
National Retail Properties, Inc. REIT Series D 6.63%	20,000	508,000
PS Business Parks, Inc. REIT Series P 6.70%	10,000	250,750
PS Business Parks, Inc. REIT Series S 6.45%	20,000	501,400
Public Storage REIT 5.90%	22,000	554,620
Public Storage REIT Series Q 6.50%	20,000	549,400
Public Storage REIT Series R 6.35%	60,000	1,618,200
Regency Centers Corp. REIT Series 6 6.63%	52,000	1,323,400
Regency Centers Corp. REIT Series C 7.45%	45,200	1,129,548
Regency Centers Corp. REIT Series D 7.25%	6,496	162,335
Regency Centers Corp. REIT Series E 6.70%	15,000	376,650
US Bancorp Series F 6.50%	10,000	271,900
Vornado Realty L.P. REIT 7.88%	41,159	1,132,696
Vornado Realty Trust REIT Series E 7.00%	2,371	60,152
Vornado Realty Trust REIT Series F 6.75%	20,800	524,160
Vornado Realty Trust REIT Series G 6.63%	80,775	2,042,800
Vornado Realty Trust REIT Series H 6.75%	12,400	313,968
Vornado Realty Trust REIT Series I 6.63%	16,000	406,880
Vornado Realty Trust REIT Series J 6.88%	20,000	539,000
		22,609,439

Telecommunication Services 0.50%
Qwest Corp. 7.38%	15,450	402,318
United States Cellular Corp. 6.95%	19,200	500,736
		903,054

Utilities 0.07%
NextEra Energy Capital Holdings, Inc. Series G 5.70%	5,000	125,625
Total Preferred Stocks (Cost $21,715,876)		23,638,118

54	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

Total Investments — 98.44% (Cost $165,001,123)	176,355,761
Cash and Other Assets Net of Liabilities — 1.56%	2,796,850
NET ASSETS — 100.00%	$179,152,611

AGM - Assured Guaranty Municipal

AMBAC - Insured by AMBAC Indemnity Corp.

GO - General Obligation

NATL-RE - Insured by National Public Finance Guarantee Group

OID - Original Issue Discount

Q-SBLF - Qualified School Bond Loan Fund

REIT - Real Estate Investment Trust

SEEK - Support Education Excellence in Kentucky

XLCA - Insured by XL Capital Assurance

INCOME FUND	55

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS	MARCH 31, 2012 (UNAUDITED)

A. Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America High Yield Tax Free Bond Fund and Spirit of America Income Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

•	Level 2	–

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

•	Level 3	–

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Funds’ investments as of March 31, 2012 is as follows:

Valuation Inputs	Real Estate Income and Growth Fund	Large Cap Value Fund	High Yield Tax Free Bond Fund	Income Fund
Level 1 - Quoted Prices *	$142,079,267	$54,938,678	$—	$23,638,118**
Level 2 - Other Significant Observable Inputs *	—	—	113,962,415	152,717,643
Level 3 - Significant Unobservable Inputs	—	—	—	—
Total Market Value of Investments	$142,079,267	$54,938,678	$113,962,415	$176,355,761

* Industries and Security Types as defined in the Schedule of Investments

** Represents Investments in Preferred Stock in the Schedule of Investments

The Funds did not have any transfers between Level 1 and Level 2 during the period.

C. Option Contracts: The Funds may purchase or write call options to increase or decrease their exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through

56	SPIRIT OF AMERICA

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

D. Tax Disclosure: No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2012.

The cost, unrealized appreciation and depreciation on a federal income tax basis at March 31, 2012 for each Fund are as follows:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Real Estate Income and Growth Fund	$99,807,577	$47,358,590	$(5,086,900)	$42,271,690
Large Cap Value Fund	40,239,710	15,664,720	(965,752)	14,698,968
High Yield Tax Free Bond Fund	106,558,327	7,672,321	(268,233)	7,404,088
Income Fund	165,001,123	13,712,048	(2,357,410)	11,354,638

At December 31, 2011, the Real Estate Income and Growth Fund had net capital loss carryforwards for federal income tax purposes of $18,344,602 which are available to reduce future required distributions of net capital gains to shareholders through 2017 and $23,604,676 which are available to reduce future required distributions of net capital gains to

SPIRIT OF AMERICA INVESTMENT FUND, INC.	57

SPIRIT OF AMERICA INVESTMENT FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS (CONT.)	MARCH 31, 2012 (UNAUDITED)

shareholders and are not subject to expiration and must first be utilized to offset realized gains of the same character. The Large Cap Value Fund had net capital loss carryforwards for federal income tax purposes of $2,464,329, $3,065,485 and $848,157 which are available to reduce future required distributions of net capital gains to shareholders through 2016, 2017, and 2018, respectively. The High Yield Bond Fund had net capital loss carryforwards for federal income tax purposes of $40,049 and $570,717 which are available to reduce future required distributions of net capital gains to shareholders through 2016 and 2017, respectively and a short-term capital loss carryforward of $366,467 and a long-term capital loss carryforward of $503,409 which are available to reduce future required distributions of net capital gains to shareholders and are not subject to expiration and must first be utilized to offset future realized gains of the same character. At December 31, 2011, the Income Fund had no capital loss carryforwards.

Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. Post October losses at the fiscal year ended December 31, 2011 for High Yield Bond Fund were $841.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

58	SPIRIT OF AMERICA

Item 2.    Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	May 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	May 18, 2012

By (Signature and Title)*	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date	May 18, 2012

*    Print the name and title of each signing officer under his or her signature.